ADVANCES TO SUPPLIERS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
ADVANCES TO SUPPLIERS- THIRD PARTIES
Schedule of advance to suppliers - third parties

Advance to suppliers – third parties were as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Advances to suppliers - current	2,451,093	1,324,445
Advances to suppliers – non-current	520,376	605,525
Advances to suppliers	2,971,469	1,929,970